Refund liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Refund Liabilities
Development of refund liabilities:

Development of refund liabilities:

€ in thousand	2021	2020
Balance as at January 1	111,426	6,553
Additions	159,179	109,296
Payments	(18,022)	(477)
Other releases	(15,198)	—
Interest expense capitalized	8,478	3,640
Exchange rate difference	8,718	(7,586)
Balance as at December 31	254,581	111,426
Less non-current portion	(158,970)	(97,205)
Current portion	95,611	14,222